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                                                Filed Pursuant to Rule 497(e)
                                             Registration File No.: 333-02419





           SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         TCW/DW GLOBAL TELECOM TRUST
                             DATED JULY 31, 1998

   The Convertible Securities paragraph under the subsection entitled "Money Market Securities" under the section of the Statement of Additional Information entitled "INVESTMENT PRACTICES AND POLICIES" is hereby deleted and replaced by the following:

      Commercial Paper. Commercial paper rated within the two highest grades by Standard & Poor's Corporation or Moody's Investors Service, Inc. or, if not rated, issued by a company having an outstanding debt issue rated at least AAA by Standard & Poor's or Aaa by Moody's.

September 2, 1998